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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.7%
International 16.8%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	9,113,065	$84,022,463
Columbia European Equity Fund, Class I Shares (a)	14,710,699	92,824,511
Columbia Overseas Value Fund, Class I Shares (a)	13,663,315	111,356,013
Columbia Pacific/Asia Fund, Class I Shares (a)	7,915,615	73,298,594
Total		361,501,581
U.S. Large Cap 38.5%
Columbia Contrarian Core Fund, Class I Shares (a)	6,321,635	134,587,618
Columbia Disciplined Core Fund, Class I Shares (a)	13,317,347	128,379,224
Columbia Disciplined Growth Fund, Class I Shares (a)	10,867,841	88,898,939
Columbia Disciplined Value Fund, Class I Shares (a)	19,145,367	170,776,671
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	2,006,727	66,382,524
Columbia Select Large Cap Equity Fund, Class I Shares (a)	8,582,339	98,954,367
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,903,094	76,292,145
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,124,812	67,745,932
Total		832,017,420
U.S. Small Cap 1.4%
Columbia Disciplined Small Core Fund, Class I Shares (a)	924,762	10,810,471
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	1,457,802	8,907,170
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	613,514	10,386,781
Total		30,104,422
Total Equity Funds (Cost: $1,159,815,041)		$1,223,623,423

Fixed-Income Funds 27.1%
Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,485,928	27,171,194
High Yield 8.7%
Columbia High Yield Bond Fund, Class I Shares (a)	21,889,619	62,385,414
Columbia Income Opportunities Fund, Class I Shares (a)	13,005,717	124,854,888
Total		187,240,302

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,180,377	$10,753,231
Investment Grade 16.7%
Columbia Corporate Income Fund, Class I Shares (a)	17,241,742	172,417,415
Columbia Mortgage Opportunities Fund, Class I Shares (a)	1,981,343	19,179,401
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	27,465,190	150,509,243
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,573,172	17,839,769
Total		359,945,828
Total Fixed-Income Funds (Cost: $593,975,838)		$585,110,555
Alternative Investment Funds 4.1%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	1,149,981	12,592,294
Columbia Adaptive Alternatives Fund, Class I Shares (a)	455,212	4,292,648
Columbia Diversified Absolute Return Fund, Class I Shares (a)	3,737,176	36,026,373
Columbia Multi-Asset Income Fund, Class I Shares (a)	3,826,108	36,080,203
Total Alternative Investment Funds (Cost: $91,725,615)		$88,991,518

Issuer	Shares	Value

Common Stocks 1.2%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	4,600	158,884
Dana Holding Corp.	11,445	147,984
Magna International, Inc.	2,000	84,004
Tenneco, Inc. (b)	970	51,701
Total		442,573
Automobiles —%
Fuji Heavy Industries Ltd.	2,800	91,938
Peugeot SA (b)	6,014	96,787
Renault SA	824	79,520
Total		268,245
Diversified Consumer Services —%
Capella Education Co.	1,676	92,700

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc., ADR	800	$31,328
Total		124,028
Hotels, Restaurants & Leisure 0.1%
Bob Evans Farms, Inc.	450	20,493
Churchill Downs, Inc.	555	74,470
Cracker Barrel Old Country Store, Inc.	875	128,109
Denny’s Corp. (b)	13,070	129,262
Diamond Resorts International, Inc. (b)	4,460	94,597
Flight Centre Travel Group Ltd.	1,951	58,092
Isle of Capri Casinos, Inc. (b)	7,380	109,962
Papa John’s International, Inc.	100	5,659
Pinnacle Entertainment, Inc. (b)	820	9,053
Ruth’s Hospitality Group, Inc.	6,455	102,505
Total		732,202
Household Durables —%
Berkeley Group Holdings PLC	1,715	75,051
Iida Group Holdings Co., Ltd.	1,300	24,279
Persimmon PLC	3,170	92,035
Zagg, Inc. (b)	7,380	59,113
Total		250,478
Internet & Catalog Retail —%
PetMed Express, Inc.	6,485	118,676
Leisure Products —%
Smith & Wesson Holding Corp. (b)	3,860	84,264
Sturm Ruger & Co., Inc.	2,430	155,593
Total		239,857
Media —%
Gray Television, Inc. (b)	2,360	30,326
New York Times Co. (The), Class A	1,620	20,769
Nexstar Broadcasting Group, Inc., Class A	3,070	157,583
Total		208,678
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	2,255	60,276
American Eagle Outfitters, Inc.	4,600	65,826
Cato Corp. (The), Class A	3,695	135,200
Children’s Place, Inc. (The)	2,190	170,623
Guess?, Inc.	1,025	18,808
JUMBO SA (b)	4,338	56,820
Outerwall, Inc.	4,135	170,817

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Pier 1 Imports, Inc.	11,100	$76,479
Total		754,849
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	5,350	150,923
Oxford Industries, Inc.	2,250	149,445
Total		300,368
TOTAL CONSUMER DISCRETIONARY		3,439,954
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	18,800	104,953
Food & Staples Retailing —%
Alimentation Couche-Tard, Inc., Class B	1,800	78,903
Ingles Markets, Inc., Class A	230	8,296
Jeronimo Martins SGPS SA	488	7,985
Koninklijke Ahold NV	4,637	100,882
SpartanNash Co.	1,260	34,902
SUPERVALU, Inc. (b)	23,680	119,111
Wal-Mart de Mexico SAB de CV, Class V	31,986	79,051
Total		429,130
Food Products 0.1%
Cal-Maine Foods, Inc.	3,340	169,538
China Milk Products Group Ltd. (b)(c)(d)(e)	322,000	—
Dean Foods Co.	8,630	148,695
JBS SA	4,000	10,549
Sanderson Farms, Inc.	2,005	183,939
Saputo, Inc.	200	6,288
WH Group Ltd. (b)	65,500	52,906
Total		571,915
Household Products —%
Reckitt Benckiser Group PLC	504	49,002
Svenska Cellulosa AB, Class B	1,854	58,387
Total		107,389
Personal Products —%
Usana Health Sciences, Inc. (b)	940	111,334
Tobacco —%
Japan Tobacco, Inc.	2,000	81,716
TOTAL CONSUMER STAPLES		1,406,437

Issuer	Shares	Value

Common Stocks (continued)
ENERGY —%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	13,540	$130,796
Oil States International, Inc. (b)	430	14,895
Petrofac Ltd.	501	6,186
Technip SA	235	13,753
Transocean Ltd.	844	9,150
Total		174,780
Oil, Gas & Consumable Fuels —%
Alon USA Energy, Inc.	4,900	51,450
PDC Energy, Inc. (b)	3,275	205,637
Polski Koncern Naftowy Orlen SA	1,400	25,217
PTT PCL, Foreign Registered Shares	6,600	57,316
REX American Resources Corp. (b)	2,842	154,520
Royal Dutch Shell PLC, Class B	3,712	96,869
S-Oil Corp.	1,340	101,844
SK Innovation Co., Ltd.	667	90,083
Western Refining, Inc.	1,950	52,182
Total		835,118
TOTAL ENERGY		1,009,898
FINANCIALS 0.3%
Banks 0.1%
Banc of California, Inc.	9,050	184,168
Banco Latinoamericano de Comercio Exterior SA, Class E	4,750	122,835
Banco Santander Brasil SA	18,300	98,916
Bank of China Ltd., Class H	214,000	86,647
Bank of Communications Co., Ltd., Class H	24,000	15,126
Bank of Montreal	600	39,088
BBCN Bancorp, Inc.	9,040	141,205
BNP Paribas SA	884	46,805
Canadian Imperial Bank of Commerce	1,300	104,999
Central Pacific Financial Corp.	7,540	175,984
China Merchants Bank Co., Ltd., Class H	6,000	13,144
Credit Agricole SA	7,532	83,304
Customers Bancorp, Inc. (b)	5,715	148,476
Erste Group Bank AG (b)	1,033	29,713
First BanCorp (b)	8,250	32,175
First NBC Bank Holding Co. (b)	4,855	105,548
Hilltop Holdings, Inc. (b)	1,640	32,570
HSBC Holdings PLC	20,135	133,127
International Bancshares Corp.	5,290	138,545
Intesa Sanpaolo SpA	32,484	90,014
Societe Generale SA	288	11,295
Sumitomo Mitsui Financial Group, Inc.	1,900	57,174

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Toronto-Dominion Bank (The)	300	$13,354
Woori Finance Holdings Co., Ltd.	1,852	17,016
Total		1,921,228
Capital Markets —%
Arlington Asset Investment Corp., Class A	8,290	107,272
Cowen Group, Inc., Class A (b)	14,350	50,010
KCG Holdings, Inc., Class A (b)	9,100	124,670
Total		281,952
Consumer Finance —%
Cash America International, Inc.	2,720	100,531
Nelnet, Inc., Class A	4,000	167,640
Total		268,171
Diversified Financial Services —%
EXOR SpA	1,429	53,670
Insurance 0.1%
Ageas	1,889	74,104
Allianz SE, Registered Shares	687	116,621
American Equity Investment Life Holding Co.	8,228	115,192
Employers Holdings, Inc.	2,470	73,359
Heritage Insurance Holdings, Inc.	7,820	103,928
Maiden Holdings Ltd.	10,960	134,041
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	456	84,561
Power Corp. of Canada	3,700	89,912
Swiss Re AG	1,077	95,541
Universal Insurance Holdings, Inc.	8,398	147,889
Total		1,035,148
Real Estate Investment Trusts (REITs) 0.1%
Apollo Residential Mortgage, Inc.	910	12,340
ARMOUR Residential REIT, Inc.	3,110	66,181
Colony Capital, Inc.	1,200	21,216
Coresite Realty Corp.	2,525	189,198
Cousins Properties, Inc.	3,500	36,225
CubeSmart	6,975	206,530
CYS Investments, Inc.	21,600	175,176
Gaming and Leisure Properties, Inc.	697	22,855
Hersha Hospitality Trust	7,015	135,319
Mack-Cali Realty Corp.	7,550	192,978
PS Business Parks, Inc.	1,576	150,918
QTS Realty Trust Inc., Class A	1,549	75,003

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	2,605	$54,887
Ryman Hospitality Properties, Inc.	3,450	177,778
Sovran Self Storage, Inc.	1,820	193,320
STORE Capital Corp.	6,100	156,587
Summit Hotel Properties, Inc.	12,900	147,060
Sunstone Hotel Investors, Inc.	4,796	61,437
Total		2,075,008
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	50,000	69,726
Wheelock & Co., Ltd.	16,000	74,074
Total		143,800
Thrifts & Mortgage Finance —%
BofI Holding, Inc. (b)	8,585	174,876
Flagstar Bancorp, Inc. (b)	6,250	147,937
HomeStreet, Inc. (b)	3,690	79,520
MGIC Investment Corp. (b)	23,690	171,279
Radian Group, Inc.	9,940	127,133
Walker & Dunlop, Inc. (b)	5,990	132,079
Washington Federal, Inc.	7,400	179,746
Total		1,012,570
TOTAL FINANCIALS		6,791,547
HEALTH CARE 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc. (b)	1,760	56,848
Acorda Therapeutics, Inc. (b)	1,995	51,571
Alder Biopharmaceuticals, Inc. (b)	2,475	65,711
AMAG Pharmaceuticals, Inc. (b)	2,250	59,670
Anacor Pharmaceuticals, Inc. (b)	1,290	80,935
ARIAD Pharmaceuticals, Inc. (b)	5,450	39,131
Arrowhead Pharmaceuticals, Inc. (b)	10,700	61,953
Dynavax Technologies Corp. (b)	3,945	64,737
Infinity Pharmaceuticals, Inc. (b)	7,945	46,081
Insmed, Inc. (b)	2,120	25,758
Insys Therapeutics, Inc. (b)	2,450	35,500
Keryx Biopharmaceuticals, Inc. (b)	14,330	77,955
Neurocrine Biosciences, Inc. (b)	1,670	76,119
Novavax, Inc. (b)	14,820	77,657
Spark Therapeutics, Inc. (b)	2,485	89,187
TESARO, Inc. (b)	495	20,513
Ultragenyx Pharmaceutical, Inc. (b)	1,070	72,353
Total		1,001,679
Health Care Equipment & Supplies —%
Analogic Corp.	1,900	150,081

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
LivaNova PLC (b)	2,975	$156,872
Masimo Corp. (b)	600	26,010
Merit Medical Systems, Inc. (b)	7,665	155,216
Orthofix International NV (b)	3,800	166,288
Total		654,467
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,000	38,514
Magellan Health, Inc. (b)	2,035	143,386
Medipal Holdings Corp.	4,600	72,778
Molina Healthcare, Inc. (b)	3,031	156,884
Owens & Minor, Inc.	3,907	142,176
Triple-S Management Corp., Class B (b)	5,570	145,043
WellCare Health Plans, Inc. (b)	1,465	131,835
Total		830,616
Life Sciences Tools & Services —%
Cambrex Corp. (b)	960	46,310
INC Research Holdings, Inc. Class A (b)	3,331	160,321
PAREXEL International Corp. (b)	846	51,691
Pra Health Sciences, Inc. (b)	3,341	158,531
Total		416,853
Pharmaceuticals —%
GlaxoSmithKline PLC	962	20,508
Novo Nordisk A/S, Class B	1,563	87,268
Roche Holding AG, Genusschein Shares	576	145,606
Sanofi	1,048	86,533
Sucampo Pharmaceuticals, Inc., Class A (b)	6,430	69,315
Supernus Pharmaceuticals, Inc. (b)	5,320	91,291
Teva Pharmaceutical Industries Ltd.	1,481	81,356
Total		581,877
TOTAL HEALTH CARE		3,485,492
INDUSTRIALS 0.1%
Aerospace & Defense —%
Moog, Inc., Class A (b)	1,245	60,831
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	5,770	81,299
Royal Mail PLC	13,080	93,056
Total		174,355

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines —%
Hawaiian Holdings, Inc. (b)	3,625	$152,504
Japan Airlines Co., Ltd.	1,900	68,389
Total		220,893
Building Products —%
Continental Building Product (b)	7,565	148,349
Universal Forest Products, Inc.	1,575	120,724
Total		269,073
Commercial Services & Supplies —%
Deluxe Corp.	3,225	202,465
Interface, Inc.	2,150	36,593
Quad/Graphics, Inc.	9,150	114,833
Steelcase, Inc., Class A	1,250	19,075
Tetra Tech, Inc.	3,925	115,395
West Corp.	654	14,015
Total		502,376
Construction & Engineering —%
ACS Actividades de Construccion y Servicios SA	817	27,013
China Railway Construction Corp., Ltd., Class H	38,500	48,945
Comfort Systems U.S.A., Inc.	760	22,412
EMCOR Group, Inc.	3,975	192,708
Leighton Holdings Ltd.	4,056	109,699
VINCI SA	1,433	107,049
Total		507,826
Electrical Equipment 0.1%
EnerSys	2,887	168,514
General Cable Corp.	9,350	146,234
OSRAM Licht AG	869	45,349
Prysmian SpA	1,676	39,514
Vestas Wind Systems A/S	1,577	112,822
Total		512,433
Machinery —%
Global Brass & Copper Holdings, Inc.	4,050	109,755
Mueller Industries, Inc.	5,350	168,846
PT United Tractors Tbk	38,900	44,036
Wabash National Corp. (b)	13,080	186,390
Total		509,027
Marine —%
Matson, Inc.	4,180	162,518

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services —%
RPX Corp. (b)	12,470	$138,168
Road & Rail —%
ArcBest Corp.	2,790	53,261
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,580	164,071
MRC Global, Inc. (b)	11,470	160,351
Total		324,422
TOTAL INDUSTRIALS		3,435,183
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc. (b)	3,955	167,692
Plantronics, Inc.	1,250	48,063
Total		215,755
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	6,400	124,288
Chimei Innolux Corp.	227,000	70,055
Hon Hai Precision Industry Co., Ltd.	40,000	95,283
Insight Enterprises, Inc. (b)	2,935	72,524
InvenSense, Inc. (b)	16,725	128,448
MTS Systems Corp.	800	44,976
Multi-fineline Electronix In (b)	1,905	43,815
Sanmina Corp. (b)	1,985	46,945
SYNNEX Corp.	1,915	158,121
TDK Corp.	300	17,554
Tech Data Corp. (b)	2,565	176,190
Total		978,199
Internet Software & Services —%
EarthLink Holdings Corp.	25,025	145,395
j2 Global, Inc.	1,605	101,950
LogMeIn, Inc. (b)	2,575	153,727
Mixi, Inc.	600	20,501
NetEase, Inc., ADR	600	84,420
RetailMeNot, Inc. (b)	16,985	143,184
Web.com Group, Inc. (b)	7,775	155,422
Total		804,599
IT Services —%
CGI Group, Inc., Class A (b)	1,100	50,253
CSG Systems International, Inc.	2,200	97,636
EVERTEC, Inc.	8,973	120,866
NeuStar, Inc., Class A (b)	6,595	154,917
Sykes Enterprises, Inc. (b)	4,775	139,191

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Syntel, Inc. (b)	280	$11,908
Total		574,771
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc. (b)	28,145	160,708
Diodes, Inc. (b)	4,485	83,511
Entegris, Inc. (b)	2,590	34,421
Silicon Laboratories, Inc. (b)	605	28,314
Synaptics, Inc. (b)	2,174	155,549
Taiwan Semiconductor Manufacturing Co., Ltd.	19,000	87,293
Xcerra Corp. (b)	12,871	75,939
Total		625,735
Software 0.1%
Aspen Technology, Inc. (b)	5,180	196,996
AVG Technologies NV (b)	7,260	143,748
Check Point Software Technologies Ltd. (b)	100	8,287
Gigamon, Inc. (b)	5,160	168,164
Mentor Graphics Corp.	7,750	154,690
Nexon Co., Ltd.	400	6,006
RealPage, Inc. (b)	4,050	89,060
Take-Two Interactive Software, Inc. (b)	1,250	42,725
VASCO Data Security International, Inc. (b)	3,900	67,587
Total		877,263
Technology Hardware, Storage & Peripherals —%
FUJIFILM Holdings Corp.	200	8,210
Seiko Epson Corp.	1,100	18,025
Total		26,235
TOTAL INFORMATION TECHNOLOGY		4,102,557
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	5,230	145,655
Innophos Holdings, Inc.	1,575	58,212
Innospec, Inc.	3,105	150,158
Lotte Chemical Corp.	43	10,968
Mitsubishi Chemical Holdings Corp.	16,200	84,540
Petkim Petrokimya Holding AS (b)	6,495	9,541
Trinseo SA (b)	2,745	117,459
Total		576,533
Construction Materials —%
Headwaters, Inc. (b)	1,200	24,012

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (continued)
US Concrete, Inc. (b)	2,495	$154,091
Total		178,103
Metals & Mining —%
Carpenter Technology Corp.	1,180	41,784
Commercial Metals Co.	1,949	34,926
Eregli Demir ve Celik Fabrikalari TAS	49,640	82,851
Materion Corp.	2,830	82,042
Rio Tinto PLC	3,451	116,001
Severstal PAO	4,649	52,180
Total		409,784
Paper & Forest Products —%
UPM-Kymmene OYJ	4,760	90,914
TOTAL MATERIALS		1,255,334
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Emirates Telecommunications Group Co. PJSC	14,000	72,041
General Communication, Inc., Class A (b)	7,040	118,976
Nippon Telegraph & Telephone Corp.	2,600	116,351
Telstra Corp., Ltd.	2,420	9,826
Total		317,194
Wireless Telecommunication Services —%
China Mobile Ltd.	2,500	28,702
NTT DoCoMo, Inc.	2,700	64,757
Shenandoah Telecommunications Co.	3,460	99,267
Total		192,726
TOTAL TELECOMMUNICATION SERVICES		509,920
UTILITIES —%
Electric Utilities —%
Chubu Electric Power Co., Inc.	500	6,586
Endesa SA	635	13,332
IDACORP, Inc.	2,230	162,188
Korea Electric Power Corp.	2,076	112,766
Portland General Electric Co.	1,370	54,416
Tokyo Electric Power Co. Holdings, Inc. (b)	7,300	39,098
Transmissora Alianca de Energia Eletrica SA	3,300	19,286
Total		407,672
Gas Utilities —%
Chesapeake Utilities Corp.	2,225	132,432

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
Northwest Natural Gas Co.	820	$42,263
Southwest Gas Corp.	2,900	188,239
WGL Holdings, Inc.	925	62,798
Total		425,732
Water Utilities —%
SJW Corp.	3,410	117,338
TOTAL UTILITIES		950,742
Total Common Stocks (Cost: $27,300,144)		$26,387,064

Issuer	Shares	Value

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (b)	5,765	$20,812
TOTAL HEALTH CARE		20,812
Total Warrants (Cost: $—)		20,812

	Shares	Value

Money Market Funds 10.5%
Columbia Short-Term Cash Fund, 0.422% (a)(f)	226,583,183	$226,583,183
Total Money Market Funds (Cost: $226,583,183)		$226,583,183
Total Investments
(Cost: $2,099,399,821) (g)		$2,150,716,555(h	)
Other Assets & Liabilities, Net		8,235,648
Net Assets		$2,158,952,203

At April 30, 2016, cash totaling $9,916,769 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/02/2016	158,604,000 KRW	136,955 USD	—	(1,334)
Citi	06/02/2016	145,141,000 IDR	10,959 USD	13	—
Citi	06/02/2016	3,685,000 TWD	113,858 USD	—	(211)
Citi	06/02/2016	1,049,000 THB	29,797 USD	—	(212)
Citi	06/02/2016	667,000 DKK	102,310 USD	—	(402)
Citi	06/02/2016	383,000 BRL	103,668 USD	—	(6,567)
Citi	06/02/2016	305,000 MXN	17,212 USD	—	(461)
Citi	06/02/2016	263,000 CNY	40,403 USD	—	(117)
Citi	06/02/2016	238,000 ILS	62,709 USD	—	(1,015)
Citi	06/02/2016	148,261 USD	105,000 GBP	5,172	—
Citi	06/02/2016	126,611 USD	167,000 AUD	206	—
Citi	06/02/2016	125,300 USD	13,739,000 JPY	3,916	—
Citi	06/02/2016	124,793 USD	119,000 CHF	—	(585)
Citi	06/02/2016	102,502 USD	6,879,000 INR	446	—
Citi	06/02/2016	99,000 TRY	34,346 USD	—	(744)
Citi	06/02/2016	91,942 USD	1,402,000 ZAR	5,893	—
Citi	06/02/2016	75,000 CAD	57,260 USD	—	(2,516)
Citi	06/02/2016	57,147 USD	77,000 SGD	59	—
Citi	06/02/2016	51,289 USD	417,000 SEK	694	—
Citi	06/02/2016	45,000 EUR	51,358 USD	—	(216)
Citi	06/02/2016	22,927 USD	89,000 MYR	—	(223)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/02/2016	17,883 USD	841,000 PHP	—	(44)
Citi	06/02/2016	17,067 USD	142,000 NOK	566	—
Total				16,965	(14,647)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	226	USD	25,508,620	06/2016	1,070,673	—
S&P 500 E-mini	951	USD	97,910,205	06/2016	1,848,077	—
S&P Mid 400 E-mini	174	USD	25,374,420	06/2016	1,135,790	—
U.S. Long Bond	24	USD	3,919,500	06/2016	—	(44,487)
U.S. Long Bond	364	USD	59,445,750	06/2016	—	(1,081,335)
U.S. Treasury 10-Year Note	88	USD	11,445,500	06/2016	—	(48,301)
U.S. Treasury 10-Year Note	383	USD	49,813,938	06/2016	—	(332,861)
U.S. Treasury 2-Year Note	124	USD	27,109,500	06/2016	—	(21,548)
U.S. Treasury 5-Year Note	244	USD	29,503,031	06/2016	—	(45,190)
U.S. Treasury 5-Year Note	471	USD	56,950,524	06/2016	—	(228,988)
U.S. Ultra Bond	19	USD	3,255,531	06/2016	—	(42,790)
U.S. Ultra Bond	65	USD	11,137,344	06/2016	—	(261,072)
Total			401,373,863		4,054,540	(2,106,572)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	25,000,000	—	(74,510)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,028,881	392	(327,260)	19,141	11,721,154	—	12,592,294
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,292,648
Columbia Contrarian Core Fund, Class I Shares	121,511,259	4,415	(4,792,344)	1,646,382	118,369,712	—	134,587,618
Columbia Corporate Income Fund, Class I Shares	180,203,767	1,486,956	(8,132,292)	(292,092)	173,266,339	1,485,271	172,417,415
Columbia Disciplined Core Fund, Class I Shares	86,437,206	21,898	(2,745,268)	1,080,932	84,794,768	—	128,379,224
Columbia Disciplined Growth Fund, Class I Shares	97,455,652	18,691	(1,560,797)	153,947	96,067,493	—	88,898,939
Columbia Disciplined Small Core Fund, Class I Shares	14,571,415	7,807	(143,981)	(60,403)	14,374,838	—	10,810,471
Columbia Disciplined Value Fund, Class I Shares	184,952,019	26,412	(9,285,315)	(451,406)	175,241,710	—	170,776,671
Columbia Diversified Absolute Return Fund, Class I Shares	38,400,234	1,503	(999,931)	(43,191)	37,358,615	—	36,026,373
Columbia Emerging Markets Bond Fund, Class I Shares	30,004,380	192,242	(1,929,936)	(143,467)	28,123,219	190,431	27,171,194
Columbia Emerging Markets Fund, Class I Shares	66,446,077	21,566,417	(877,101)	(91,529)	87,043,864	—	84,022,463
Columbia European Equity Fund, Class I Shares	96,764,454	31,773	(428,662)	64,734	96,432,299	—	92,824,511
Columbia High Yield Bond Fund, Class I Shares	66,207,385	832,301	(2,241,056)	(71,919)	64,726,711	831,709	62,385,414

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Income Opportunities Fund, Class I Shares	129,754,150	1,632,288	(4,302,354)	(82,951)	127,001,133	1,630,875	124,854,888
Columbia Inflation Protected Securities Fund, Class I Shares	11,204,994	849	(366,287)	(18,274)	10,821,282	—	10,753,231
Columbia Large Cap Growth Fund, Class I Shares	52,244,072	24,066	(297,804)	167,764	52,138,098	—	66,382,524
Columbia Mortgage Opportunities Fund, Class I Shares	19,793,163	172,345	(169,524)	(9,239)	19,786,745	171,840	19,179,401
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	11,444,429	14,045	(5,199,226)	2,419,216	8,678,464	—	8,907,170
Columbia Multi-Asset Income Fund, Class I Shares	37,604,538	504,851	—	—	38,109,389	504,851	36,080,203
Columbia Overseas Value Fund, Class I Shares	119,993,059	31,037	(500,105)	20,979	119,544,970	—	111,356,013
Columbia Pacific/Asia Fund, Class I Shares	64,616,221	12,756	(1,865,861)	412,755	63,175,871	—	73,298,594
Columbia Select Large Cap Equity Fund, Class I Shares	108,321,891	11,458	(2,071,578)	(409,221)	105,852,550	—	98,954,367
Columbia Select Large Cap Growth Fund, Class I Shares	70,967,884	60,226	(357,843)	42,616	70,712,883	—	76,292,145
Columbia Select Large-Cap Value Fund, Class I Shares	53,703,895	15,940	(2,716,843)	1,040,570	52,043,562	—	67,745,932
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,700,640	5,699	(7,539,779)	(1,166,560)	—	—	—
Columbia Short-Term Cash Fund	227,930,997	63,116,197	(64,464,011)	—	226,583,183	240,150	226,583,183
Columbia Small Cap Growth Fund I, Class I Shares	15,411,226	10,945	(48,897)	(29,314)	15,343,960	—	10,386,781
Columbia U.S. Government Mortgage Fund, Class I Shares	155,677,353	957,959	(4,076,161)	(82,505)	152,476,646	952,162	150,509,243
Columbia U.S. Treasury Index Fund, Class I Shares	18,531,800	63,452	(795,300)	(26,189)	17,773,763	62,490	17,839,769
Total	2,105,419,497	90,824,920	(128,235,516)	4,090,776	2,072,099,677	6,069,779	2,124,308,679

(b)	Non-income producing investment.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $0, which represents less than 0.01% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-2010	172,880

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(g)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $2,099,400,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$108,370,000
Unrealized Depreciation	(57,053,000)
Net Unrealized Appreciation	$51,317,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Equity Funds	1,223,623,423	—	—		1,223,623,423
Fixed-Income Funds	585,110,555	—	—		585,110,555
Alternative Investment Funds	88,991,518	—	—		88,991,518
Common Stocks
Consumer Discretionary	2,865,432	574,522	—		3,439,954
Consumer Staples	1,055,559	350,878	0	(a)	1,406,437
Energy	609,480	400,418	—		1,009,898
Financials	5,639,885	1,151,662	—		6,791,547
Health Care	2,952,929	532,563	—		3,485,492
Industrials	2,739,311	695,872	—		3,435,183
Information Technology	3,779,630	322,927	—		4,102,557
Materials	808,339	446,995	—		1,255,334
Telecommunication Services	218,243	291,677	—		509,920
Utilities	778,960	171,782	—		950,742
Total Common Stocks	21,447,768	4,939,296	0	(a)	26,387,064
Warrants	20,812	—	—		20,812
Investments measured at net asset value
Money Market Funds	—	—	—		226,583,183
Total Investments	1,919,194,076	4,939,296	0	(a)	2,150,716,555
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	16,965	—		16,965
Futures Contracts	4,054,540	—	—		4,054,540
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,647)	—		(14,647)
Futures Contracts	(2,106,572)	—	—		(2,106,572)
Swap Contracts	—	(74,510)	—		(74,510)
Total	1,921,142,044	4,867,104	0	(a)	2,152,592,331

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.7%
International 8.4%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	677,752	$6,248,875
Columbia European Equity Fund, Class I Shares (b)	3,062,906	19,326,938
Columbia Overseas Value Fund, Class I Shares (b)	3,240,727	26,411,922
Columbia Pacific/Asia Fund, Class I Shares (b)	209,200	1,937,191
Total		53,924,926
U.S. Large Cap 21.2%
Columbia Contrarian Core Fund, Class I Shares (b)	1,034,194	22,017,994
Columbia Disciplined Core Fund, Class I Shares (b)	2,670,419	25,742,842
Columbia Disciplined Growth Fund, Class I Shares (b)	2,626,695	21,486,367
Columbia Disciplined Value Fund, Class I Shares (b)	4,219,119	37,634,543
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	455,248	15,059,615
Columbia Select Large Cap Equity Fund, Class I Shares (b)	1,195,682	13,786,206
Total		135,727,567
U.S. Small Cap 1.1%
Columbia Disciplined Small Core Fund, Class I Shares (b)	590,976	6,908,506
Total Equity Funds (Cost: $191,684,468)		$196,560,999

Fixed-Income Funds 52.8%
Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Class I Shares (b)	1,273,617	13,920,628
High Yield 4.7%
Columbia Income Opportunities Fund, Class I Shares (b)	3,135,157	30,097,509
Inflation Protected Securities 2.1%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,469,859	13,390,415
Investment Grade 43.8%
Columbia Corporate Income Fund, Class I Shares (b)	7,716,675	77,166,744
Columbia Limited Duration Credit Fund, Class I Shares (b)	1,550,842	15,089,695

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Mortgage Opportunities Fund, Class I Shares (b)	1,015,137	$9,826,526
Columbia Total Return Bond Fund, Class I Shares (b)	2,772,221	25,532,157
Columbia U.S. Government Mortgage Fund, Class I Shares (b)	17,143,593	93,946,891
Columbia U.S. Treasury Index Fund, Class I Shares (b)	5,131,676	58,193,209
Total		279,755,222
Total Fixed-Income Funds (Cost: $342,199,877)		$337,163,774
Alternative Investment Funds 5.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares (b)	227,533	2,491,484
Columbia Adaptive Alternatives Fund, Class I Shares (b)	455,212	4,292,648
Columbia Diversified Absolute Return Fund, Class I Shares (b)	1,446,045	13,939,875
Columbia Multi-Asset Income Fund, Class I Shares (b)	1,472,694	13,887,508
Total Alternative Investment Funds (Cost: $35,979,254)		$34,611,515

Issuer	Shares	Value

Common Stocks 1.8%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Continental AG	611	134,188
Cooper Tire & Rubber Co.	842	29,083
Dana Holding Corp.	2,095	27,088
Tenneco, Inc. (a)	180	9,594
Total		199,953
Automobiles 0.1%
Fuji Heavy Industries Ltd.	4,000	131,340
Mitsubishi Motors Corp.	3,400	13,683
Peugeot SA (a)	8,346	134,318
Renault SA	707	68,229
Total		347,570
Diversified Consumer Services —%
Capella Education Co.	309	17,091
Hotels, Restaurants & Leisure 0.1%
Bob Evans Farms, Inc.	85	3,871
Churchill Downs, Inc.	100	13,418
Cracker Barrel Old Country Store, Inc.	160	23,426

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Denny’s Corp. (a)	2,420	$23,934
Diamond Resorts International, Inc. (a)	817	17,328
Flight Centre Travel Group Ltd.	4,451	132,531
Isle of Capri Casinos, Inc. (a)	1,347	20,070
Papa John’s International, Inc.	25	1,415
Pinnacle Entertainment, Inc. (a)	150	1,656
Ruth’s Hospitality Group, Inc.	1,182	18,770
Sands China Ltd.	24,000	85,505
Total		341,924
Household Durables —%
Berkeley Group Holdings PLC	1,808	79,121
Iida Group Holdings Co., Ltd.	4,400	82,175
Persimmon PLC	4,758	138,139
Zagg, Inc. (a)	1,350	10,813
Total		310,248
Internet & Catalog Retail —%
PetMed Express, Inc.	1,188	21,740
Leisure Products —%
Smith & Wesson Holding Corp. (a)	705	15,390
Sturm Ruger & Co., Inc.	445	28,494
Total		43,884
Media —%
Gray Television, Inc. (a)	430	5,525
New York Times Co. (The), Class A	295	3,782
Nexstar Broadcasting Group, Inc., Class A	545	27,975
WPP PLC	1,187	27,681
Total		64,963
Specialty Retail —%
Abercrombie & Fitch Co., Class A	415	11,093
American Eagle Outfitters, Inc.	840	12,020
Cato Corp. (The), Class A	675	24,698
Children’s Place, Inc. (The)	402	31,320
Guess?, Inc.	189	3,468
Outerwall, Inc.	755	31,189
Pier 1 Imports, Inc.	2,030	13,987
Total		127,775
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	975	27,505

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	412	$27,365
Total		54,870
TOTAL CONSUMER DISCRETIONARY		1,530,018
CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	40	1,443
Jeronimo Martins SGPS SA	6,986	114,310
Koninklijke Ahold NV	6,538	142,240
SpartanNash Co.	230	6,371
SUPERVALU, Inc. (a)	4,334	21,800
Wesfarmers Ltd.	451	14,604
Woolworths Ltd.	3,606	60,343
Total		361,111
Food Products 0.1%
Cal-Maine Foods, Inc.	615	31,217
Dean Foods Co.	1,577	27,172
Nestlé SA, Registered Shares	1,982	147,725
Sanderson Farms, Inc.	366	33,577
WH Group Ltd. (a)	205,000	165,584
Total		405,275
Household Products —%
Reckitt Benckiser Group PLC	1,704	165,671
Svenska Cellulosa AB, Class B	4,483	141,182
Total		306,853
Personal Products —%
Usana Health Sciences, Inc. (a)	171	20,253
Tobacco —%
British American Tobacco PLC	300	18,279
Swedish Match AB	1,255	39,805
Total		58,084
TOTAL CONSUMER STAPLES		1,151,576
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	2,478	23,938
Oil States International, Inc. (a)	80	2,771
Total		26,709
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	900	9,450
Caltex Australia Ltd.	2,617	64,229
OMV AG	2,924	87,754
PDC Energy, Inc. (a)	600	37,674

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp. (a)	519	$28,218
Royal Dutch Shell PLC, Class B	9,671	252,376
Western Refining, Inc.	355	9,500
Total		489,201
TOTAL ENERGY		515,910
FINANCIALS 0.4%
Banks 0.2%
Australia and New Zealand Banking Group Ltd.	1,214	22,253
Banc of California, Inc.	1,656	33,700
Banco Latinoamericano de Comercio Exterior SA, Class E	870	22,498
BBCN Bancorp, Inc.	1,653	25,820
BNP Paribas SA	2,135	113,042
Central Pacific Financial Corp.	1,380	32,209
Credit Agricole SA	10,572	116,927
Customers Bancorp, Inc. (a)	1,046	27,175
First BanCorp (a)	1,375	5,363
First NBC Bank Holding Co. (a)	890	19,349
Hilltop Holdings, Inc. (a)	300	5,958
HSBC Holdings PLC	31,161	206,027
ING Groep NV-CVA	913	11,181
International Bancshares Corp.	960	25,142
Intesa Sanpaolo SpA	50,466	139,842
Societe Generale SA	2,058	80,711
Sumitomo Mitsui Financial Group, Inc.	3,950	118,862
Westpac Banking Corp.	7,051	165,512
Total		1,171,571
Capital Markets —%
3i Group PLC	4,086	28,275
Arlington Asset Investment Corp., Class A	1,518	19,643
Cowen Group, Inc., Class A (a)	2,629	9,162
KCG Holdings, Inc., Class A (a)	1,666	22,824
Total		79,904
Consumer Finance —%
Cash America International, Inc.	496	18,332
Nelnet, Inc., Class A	750	31,433
Total		49,765
Diversified Financial Services —%
EXOR SpA	2,998	112,598
Insurance 0.1%
Ageas	2,856	112,039

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Allianz SE, Registered Shares	1,043	$177,053
American Equity Investment Life Holding Co.	1,506	21,084
AXA SA	2,589	65,264
Employers Holdings, Inc.	450	13,365
Hannover Rueckversicherung AG	92	10,490
Heritage Insurance Holdings, Inc.	1,440	19,138
Maiden Holdings Ltd.	2,005	24,521
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	709	131,478
Swiss Re AG	1,530	135,727
Universal Insurance Holdings, Inc.	1,536	27,049
Total		737,208
Real Estate Investment Trusts (REITs) 0.1%
Apollo Residential Mortgage, Inc.	166	2,251
ARMOUR Residential REIT, Inc.	568	12,087
Colony Capital, Inc.	225	3,978
Coresite Realty Corp.	460	34,468
Cousins Properties, Inc.	625	6,469
CubeSmart	1,275	37,753
CYS Investments, Inc.	3,950	32,035
Gaming and Leisure Properties, Inc.	128	4,181
Hersha Hospitality Trust	1,284	24,768
Mack-Cali Realty Corp.	1,390	35,528
PS Business Parks, Inc.	288	27,579
QTS Realty Trust Inc., Class A	282	13,655
RLJ Lodging Trust	475	10,008
Ryman Hospitality Properties, Inc.	630	32,464
Sovran Self Storage, Inc.	333	35,371
STORE Capital Corp.	1,120	28,750
Summit Hotel Properties, Inc.	2,370	27,018
Sunstone Hotel Investors, Inc.	878	11,247
Total		379,610
Real Estate Management & Development —%
Wheelock & Co., Ltd.	28,000	129,629
Thrifts & Mortgage Finance —%
BofI Holding, Inc. (a)	1,570	31,981
Flagstar Bancorp, Inc. (a)	1,140	26,984
HomeStreet, Inc. (a)	675	14,546
MGIC Investment Corp. (a)	4,330	31,306
Radian Group, Inc.	1,820	23,278
Walker & Dunlop, Inc. (a)	1,100	24,255

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	1,375	$33,398
Total		185,748
TOTAL FINANCIALS		2,846,033
HEALTH CARE 0.2%
Biotechnology —%
ACADIA Pharmaceuticals, Inc. (a)	320	10,336
Acorda Therapeutics, Inc. (a)	365	9,435
Alder Biopharmaceuticals, Inc. (a)	460	12,213
AMAG Pharmaceuticals, Inc. (a)	410	10,873
Anacor Pharmaceuticals, Inc. (a)	235	14,744
ARIAD Pharmaceuticals, Inc. (a)	920	6,606
Arrowhead Pharmaceuticals, Inc. (a)	1,900	11,001
Dynavax Technologies Corp. (a)	725	11,897
Infinity Pharmaceuticals, Inc. (a)	1,455	8,439
Insmed, Inc. (a)	390	4,739
Insys Therapeutics, Inc. (a)	450	6,520
Keryx Biopharmaceuticals, Inc. (a)	2,620	14,253
Neurocrine Biosciences, Inc. (a)	315	14,358
Novavax, Inc. (a)	2,750	14,410
Spark Therapeutics, Inc. (a)	450	16,150
TESARO, Inc. (a)	90	3,730
Ultragenyx Pharmaceutical, Inc. (a)	200	13,524
Total		183,228
Health Care Equipment & Supplies —%
Analogic Corp.	348	27,488
LivaNova PLC (a)	545	28,738
Masimo Corp. (a)	110	4,768
Merit Medical Systems, Inc. (a)	1,404	28,431
Orthofix International NV (a)	705	30,851
Total		120,276
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	117,468
Magellan Health, Inc. (a)	370	26,070
Medipal Holdings Corp.	7,500	118,659
Molina Healthcare, Inc. (a)	556	28,779
Owens & Minor, Inc.	715	26,019
Triple-S Management Corp., Class B (a)	1,020	26,561
WellCare Health Plans, Inc. (a)	267	24,027
Total		367,583
Life Sciences Tools & Services —%
Cambrex Corp. (a)	176	8,490
INC Research Holdings, Inc. Class A (a)	611	29,407

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (a)	155	$9,471
Pra Health Sciences, Inc. (a)	611	28,992
Total		76,360
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	9,042	192,759
Novo Nordisk A/S, Class B	279	15,577
Roche Holding AG, Genusschein Shares	836	211,331
Sanofi	2,110	174,222
Sucampo Pharmaceuticals, Inc., Class A (a)	1,175	12,667
Supernus Pharmaceuticals, Inc. (a)	975	16,731
Teva Pharmaceutical Industries Ltd.	1,976	108,548
Total		731,835
TOTAL HEALTH CARE		1,479,282
INDUSTRIALS 0.2%
Aerospace & Defense —%
Moog, Inc., Class A (a)	227	11,091
Air Freight & Logistics —%
Air Transport Services Group, Inc. (a)	1,055	14,865
Royal Mail PLC	18,493	131,566
Total		146,431
Airlines —%
Hawaiian Holdings, Inc. (a)	660	27,766
Japan Airlines Co., Ltd.	3,200	115,182
Qantas Airways Ltd.	9,500	23,163
Total		166,111
Building Products —%
Continental Building Product (a)	1,385	27,160
Universal Forest Products, Inc.	288	22,075
Total		49,235
Commercial Services & Supplies —%
Deluxe Corp.	590	37,040
Interface, Inc.	390	6,638
Quad/Graphics, Inc.	1,673	20,996
Steelcase, Inc., Class A	227	3,464
Tetra Tech, Inc.	721	21,198
West Corp.	121	2,593
Total		91,929

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	4,163	$137,643
Comfort Systems U.S.A., Inc.	140	4,128
EMCOR Group, Inc.	730	35,390
Leighton Holdings Ltd.	5,583	150,998
Skanska AB, Class B	1,477	32,481
VINCI SA	1,749	130,656
Total		491,296
Electrical Equipment 0.1%
EnerSys	532	31,053
General Cable Corp.	1,710	26,744
OSRAM Licht AG	681	35,538
Vestas Wind Systems A/S	2,233	159,753
Total		253,088
Machinery —%
Global Brass & Copper Holdings, Inc.	740	20,054
KONE OYJ, Class B	595	27,143
Mueller Industries, Inc.	980	30,929
Wabash National Corp. (a)	2,394	34,115
Total		112,241
Marine —%
Kuehne & Nagel International AG	347	49,990
Matson, Inc.	745	28,966
Total		78,956
Professional Services —%
RPX Corp. (a)	2,290	25,373
Road & Rail —%
ArcBest Corp.	510	9,736
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	655	30,018
ITOCHU Corp.	9,500	120,732
MRC Global, Inc. (a)	2,099	29,344
Total		180,094
TOTAL INDUSTRIALS		1,615,581
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc. (a)	724	30,698
Plantronics, Inc.	230	8,843
Total		39,541

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (a)	1,170	$22,722
Hitachi High-Technologies Corp.	300	8,117
Insight Enterprises, Inc. (a)	537	13,269
InvenSense, Inc. (a)	3,059	23,493
MTS Systems Corp.	145	8,152
Multi-fineline Electronix In (a)	348	8,004
Sanmina Corp. (a)	365	8,632
SYNNEX Corp.	351	28,982
Tech Data Corp. (a)	470	32,285
Total		153,656
Internet Software & Services —%
EarthLink Holdings Corp.	4,580	26,610
j2 Global, Inc.	294	18,675
LogMeIn, Inc. (a)	470	28,059
Mixi, Inc.	600	20,501
RetailMeNot, Inc. (a)	3,109	26,209
Web.com Group, Inc. (a)	1,425	28,485
Total		148,539
IT Services —%
CSG Systems International, Inc.	405	17,974
EVERTEC, Inc.	1,642	22,118
NeuStar, Inc., Class A (a)	1,207	28,352
Sykes Enterprises, Inc. (a)	875	25,506
Syntel, Inc. (a)	50	2,127
Total		96,077
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc. (a)	5,155	29,435
Diodes, Inc. (a)	819	15,250
Entegris, Inc. (a)	475	6,313
Silicon Laboratories, Inc. (a)	110	5,148
STMicroelectronics NV	12,823	78,760
Synaptics, Inc. (a)	397	28,405
Xcerra Corp. (a)	2,358	13,912
Total		177,223
Software 0.1%
Aspen Technology, Inc. (a)	950	36,128
AVG Technologies NV (a)	1,330	26,334
Check Point Software Technologies Ltd. (a)	300	24,861
Gigamon, Inc. (a)	945	30,798
Konami Holdings Corp.	3,700	116,659
Mentor Graphics Corp.	1,420	28,343
RealPage, Inc. (a)	740	16,273
Take-Two Interactive Software, Inc. (a)	230	7,861

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	705	$12,218
Total		299,475
Technology Hardware, Storage & Peripherals —%
FUJIFILM Holdings Corp.	1,950	80,044
Seiko Epson Corp.	3,100	50,799
Total		130,843
TOTAL INFORMATION TECHNOLOGY		1,045,354
MATERIALS 0.1%
Chemicals 0.1%
BASF SE	696	57,500
Chemtura Corp. (a)	955	26,597
Innophos Holdings, Inc.	290	10,718
Innospec, Inc.	570	27,565
Mitsubishi Chemical Holdings Corp.	24,200	126,289
Trinseo SA (a)	500	21,395
Total		270,064
Construction Materials —%
Fletcher Building Ltd.	3,670	21,335
Headwaters, Inc. (a)	225	4,502
US Concrete, Inc. (a)	458	28,286
Total		54,123
Metals & Mining —%
Carpenter Technology Corp.	215	7,613
Commercial Metals Co.	355	6,362
Materion Corp.	520	15,075
Norsk Hydro ASA	10,884	47,351
Rio Tinto PLC	4,660	156,640
Total		233,041
Paper & Forest Products —%
UPM-Kymmene OYJ	7,597	145,098
TOTAL MATERIALS		702,326
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (a)	1,285	21,717
Nippon Telegraph & Telephone Corp.	3,700	165,576

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Telenor ASA	2,663	$45,839
Telstra Corp., Ltd.	13,980	56,764
Total		289,896
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	6,000	143,904
Shenandoah Telecommunications Co.	635	18,218
Total		162,122
TOTAL TELECOMMUNICATION SERVICES		452,018
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	9,000	118,549
Endesa SA	1,904	39,973
IDACORP, Inc.	409	29,747
Portland General Electric Co.	251	9,970
Tokyo Electric Power Co. Holdings, Inc. (a)	22,900	122,650
Total		320,889
Gas Utilities —%
Chesapeake Utilities Corp.	405	24,106
Northwest Natural Gas Co.	150	7,731
Southwest Gas Corp.	530	34,402
WGL Holdings, Inc.	169	11,474
Total		77,713
Water Utilities —%
SJW Corp.	625	21,506
TOTAL UTILITIES		420,108
Total Common Stocks (Cost: $11,686,570)		$11,758,206

	Shares	Value

Money Market Funds 8.9%
Columbia Short-Term Cash Fund, 0.422% (b)(c)	56,562,384	$56,562,384
Total Money Market Funds (Cost: $56,562,384)		$56,562,384
Total Investments
(Cost: $638,112,553) (d)		$636,656,878(e)
Other Assets & Liabilities, Net		2,353,407
Net Assets		$639,010,285

At April 30, 2016, cash totaling $2,058,051 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	06/02/2016	294,000 ILS	77,613 USD	—	(1,105)
Barclays	06/02/2016	258,000 NOK	30,998 USD	—	(1,040)
Barclays	06/02/2016	189,219 USD	134,000 GBP	6,590	—
Barclays	06/02/2016	169,866 USD	162,000 CHF	—	(776)
Barclays	06/02/2016	133,000 AUD	100,826 USD	—	(172)
Barclays	06/02/2016	108,293 USD	146,000 SGD	175	—
Barclays	06/02/2016	89,000 EUR	101,498 USD	—	(503)
Barclays	06/02/2016	32,633 USD	3,629,000 JPY	1,498	—
Total				8,263	(3,596)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	62	USD	6,383,210	06/2016	101,409	—
S&P Mid 400 E-mini	20	USD	2,916,600	06/2016	130,551	—
TOPIX Index	30	JPY	3,740,132	06/2016	—	(48,515)
U.S. Long Bond	17	USD	2,776,313	06/2016	—	(30,847)
U.S. Long Bond	97	USD	15,841,313	06/2016	—	(288,158)
U.S. Treasury 10-Year Note	63	USD	8,193,938	06/2016	—	(33,595)
U.S. Treasury 10-Year Note	135	USD	17,558,438	06/2016	—	(117,327)
U.S. Treasury 2-Year Note	89	USD	19,457,625	06/2016	—	(15,466)
U.S. Treasury 5-Year Note	174	USD	21,039,047	06/2016	—	(28,877)
U.S. Ultra Bond	14	USD	2,398,813	06/2016	—	(31,029)
U.S. Ultra Bond	79	USD	13,536,156	06/2016	—	(317,303)
Total			113,841,585		231,960	(911,117)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	20,500,000	—	(61,098)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,312,999	13,432	(3,523)	269	2,323,177	—	2,491,484
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,292,648
Columbia Contrarian Core Fund, Class I Shares	18,072,525	80,140	(553,213)	202,043	17,801,495	—	22,017,994
Columbia Corporate Income Fund, Class I Shares	116,998,944	891,095	(38,499,140)	(593,126)	78,797,773	873,165	77,166,744
Columbia Disciplined Core Fund, Class I Shares	19,537,469	158,915	(23,070)	10,538	19,683,852	—	25,742,842

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Disciplined Growth Fund, Class I Shares	22,209,200	152,296	(15,394)	12	22,346,114	—	21,486,367
Columbia Disciplined Small Core Fund, Class I Shares	13,446,135	175,227	(3,074,049)	(1,474,466)	9,072,847	—	6,908,506
Columbia Disciplined Value Fund, Class I Shares	39,355,846	103,672	(1,000,831)	(38,708)	38,419,979	—	37,634,543
Columbia Diversified Absolute Return Fund, Class I Shares	14,459,667	54,015	(60,033)	(2,583)	14,451,066	—	13,939,875
Columbia Emerging Markets Bond Fund, Class I Shares	15,266,130	107,688	(822,614)	(54,097)	14,497,107	96,476	13,920,628
Columbia Emerging Markets Fund, Class I Shares	—	6,352,220	(1,724)	(20)	6,350,476	—	6,248,875
Columbia European Equity Fund, Class I Shares	20,178,317	349,859	(16,479)	1,402	20,513,099	—	19,326,938
Columbia Income Opportunities Fund, Class I Shares	31,570,747	523,610	(1,401,827)	2,553	30,695,083	393,492	30,097,509
Columbia Inflation Protected Securities Fund, Class I Shares	15,253,899	28,204	(556,099)	(120,784)	14,605,220	—	13,390,415
Columbia Large Cap Growth Fund, Class I Shares	12,647,910	202,961	(10,995)	4,404	12,844,280	—	15,059,615
Columbia Limited Duration Credit Fund, Class I Shares	44,588,348	259,672	(29,104,267)	(266,216)	15,477,537	236,790	15,089,695
Columbia Mortgage Opportunities Fund, Class I Shares	10,059,942	111,799	(6,826)	(289)	10,164,626	87,712	9,826,526
Columbia Multi-Asset Income Fund, Class I Shares	14,474,235	194,320	—	—	14,668,555	194,320	13,887,508
Columbia Overseas Value Fund, Class I Shares	27,926,738	217,281	(21,550)	(1,635)	28,120,834	—	26,411,922
Columbia Pacific/Asia Fund, Class I Shares	1,809,949	66,265	(1,775)	(2)	1,874,437	—	1,937,191
Columbia Select Large Cap Equity Fund, Class I Shares	14,657,055	—	—	—	14,657,055	—	13,786,206
Columbia Short-Term Cash Fund	22,212,738	45,343,087	(10,993,441)	—	56,562,384	39,903	56,562,384
Columbia Total Return Bond Fund, Class I Shares	—	25,421,409	—	—	25,421,409	32,409	25,532,157
Columbia U.S. Government Mortgage Fund, Class I Shares	95,197,485	911,453	(1,072,992)	(13,969)	95,021,977	589,794	93,946,891
Columbia U.S. Treasury Index Fund, Class I Shares	59,802,234	445,195	(2,638,932)	(89,352)	57,519,145	202,612	58,193,209
Total	636,574,968	82,163,815	(89,878,774)	(2,434,026)	626,425,983	2,746,673	624,898,672

(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $638,113,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,315,000
Unrealized Depreciation	(15,771,000)
Net Unrealized Depreciation	$(1,456,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	196,560,999	—	—	196,560,999
Fixed-Income Funds	337,163,774	—	—	337,163,774
Alternative Investment Funds	34,611,515	—	—	34,611,515
Common Stocks
Consumer Discretionary	503,108	1,026,910	—	1,530,018
Consumer Staples	141,833	1,009,743	—	1,151,576
Energy	111,551	404,359	—	515,910
Financials	969,123	1,876,910	—	2,846,033
Health Care	540,718	938,564	—	1,479,282
Industrials	500,736	1,114,845	—	1,615,581
Information Technology	690,474	354,880	—	1,045,354
Materials	148,113	554,213	—	702,326
Telecommunication Services	39,935	412,083	—	452,018
Utilities	138,936	281,172	—	420,108
Total Common Stocks	3,784,527	7,973,679	—	11,758,206
Investments measured at net asset value
Money Market Funds	—	—	—	56,562,384
Total Investments	572,120,815	7,973,679	—	636,656,878
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	8,263	—	8,263
Futures Contracts	231,960	—	—	231,960
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,596)	—	(3,596)
Futures Contracts	(911,117)	—	—	(911,117)
Swap Contracts	—	(61,098)	—	(61,098)
Total	571,441,658	7,917,248	—	635,921,290

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Strategic Equity Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 83.4%
Dividend Income 10.2%
Columbia Dividend Income Fund, Class I Shares (a)	1,489,281	$27,015,552
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	2,370,669	39,637,588
Total		66,653,140
International 51.0%
Columbia Asia Pacific ex-Japan Fund, Class I Shares (a)	1,481,438	14,488,460
Columbia Emerging Markets Fund, Class I Shares (a)(b)	1,967,329	18,138,770
Columbia European Equity Fund, Class I Shares (a)	8,898,279	56,148,138
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)(b)	1,067,694	18,054,708
Columbia Global Equity Value Fund, Class I Shares (a)	1,731,216	19,147,252
Columbia Global Infrastructure Fund, Class I Shares (a)	2,163,828	25,576,454
Columbia Global Technology Growth Fund, Class I Shares (a)(b)	3,411,791	69,293,477
Columbia International Opportunities Fund, Class I Shares (a)(b)	2,085,720	27,093,506
Columbia Overseas Value Fund, Class I Shares (a)	2,370,675	19,320,998
Columbia Select Global Equity Fund, Class I Shares (a)	6,558,719	66,111,893
Total		333,373,656
U.S. Large Cap 16.3%
Columbia Contrarian Core Fund, Class I Shares (a)	1,768,760	37,656,891
Columbia Disciplined Core Fund, Class I Shares (a)	1,065,023	10,266,821
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	1,042,287	34,478,858
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,529,573	23,800,158
Total		106,202,728
U.S. Small Cap 5.9%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	2,292,326	38,809,081
Total Equity Funds (Cost: $594,090,089)		$545,038,605

	Shares	Value

Fixed-Income Funds 5.5%
Convertible 5.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,225,436	$35,963,039
Total Fixed-Income Funds (Cost: $33,193,207)		$35,963,039

Issuer	Shares	Value

Common Stocks 10.7%
CONSUMER DISCRETIONARY 1.8%
Automobiles 0.7%
Fuji Heavy Industries Ltd.	85,500	2,807,393
Toyota Motor Corp.	35,100	1,779,210
Total		4,586,603
Household Durables 0.4%
Sony Corp.	48,600	1,177,171
Starts Corp., Inc.	65,200	1,354,923
Total		2,532,094
Leisure Products 0.2%
Shimano, Inc.	9,400	1,348,631
Media 0.3%
Daiichikosho Co., Ltd.	40,900	1,714,600
Textiles, Apparel & Luxury Goods 0.2%
Seiren Co., Ltd.	135,700	1,395,277
TOTAL CONSUMER DISCRETIONARY		11,577,205
CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
San-A Co., Ltd.	46,600	2,144,909
Tsuruha Holdings, Inc.	21,500	2,062,186
Total		4,207,095
TOTAL CONSUMER STAPLES		4,207,095
FINANCIALS 2.3%
Banks 0.9%
Aozora Bank Ltd.	596,000	2,114,617
Mitsubishi UFJ Financial Group, Inc.	667,900	3,082,236
Sumitomo Mitsui Financial Group, Inc.	29,000	872,660
Total		6,069,513
Capital Markets 0.2%
Nihon M&A Center, Inc.	27,300	1,572,207

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.4%
ORIX Corp.	185,400	$2,622,471
Real Estate Investment Trusts (REITs) 0.5%
Invincible Investment Corp.	2,080	1,579,409
LaSalle Logiport REIT (b)	1,595	1,523,045
Total		3,102,454
Real Estate Management & Development 0.3%
Relo Holdings, Inc.	14,400	1,841,250
TOTAL FINANCIALS		15,207,895
HEALTH CARE 1.7%
Biotechnology 0.1%
PeptiDream, Inc. (b)	15,200	876,072
Health Care Equipment & Supplies 1.1%
Asahi Intecc Co., Ltd.	35,800	1,722,281
CYBERDYNE, Inc. (b)	54,400	1,152,831
Hoya Corp.	69,500	2,661,452
Sysmex Corp.	23,100	1,444,658
Total		6,981,222
Health Care Technology 0.2%
M3, Inc.	58,500	1,578,123
Pharmaceuticals 0.3%
Astellas Pharma, Inc.	91,400	1,232,309
Sosei Group Corp. (b)	2,100	431,595
Total		1,663,904
TOTAL HEALTH CARE		11,099,321
INDUSTRIALS 2.4%
Construction & Engineering 0.3%
Raito Kogyo Co., Ltd.	164,500	1,743,282
Machinery 0.7%
Hoshizaki Electric Co., Ltd.	14,900	1,250,456
Nihon Trim Co., Ltd.	26,000	1,772,575
Takuma Co., Ltd.	198,000	1,702,053
Total		4,725,084
Professional Services 0.3%
Tanseisha Co., Ltd.	209,800	1,635,617

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.6%
Central Japan Railway Co.	11,400	$1,997,004
Trancom Co., Ltd.	30,300	1,796,913
Total		3,793,917
Trading Companies & Distributors 0.5%
ITOCHU Corp.	226,100	2,873,415
MonotaRO Co., Ltd	20,200	606,551
Total		3,479,966
TOTAL INDUSTRIALS		15,377,866
INFORMATION TECHNOLOGY 0.6%
Electronic Equipment, Instruments & Components 0.6%
Ai Holdings Corp.	21,700	620,085
Keyence Corp.	4,900	2,937,026
Murata Manufacturing Co., Ltd.	3,400	443,398
Total		4,000,509
TOTAL INFORMATION TECHNOLOGY		4,000,509
MATERIALS 0.2%
Chemicals 0.2%
Daicel Corp.	114,200	1,426,581
TOTAL MATERIALS		1,426,581
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	70,900	3,172,799
Wireless Telecommunication Services 0.5%
KDDI Corp.	125,800	3,623,761
TOTAL TELECOMMUNICATION SERVICES		6,796,560
Total Common Stocks (Cost: $66,316,249)		$69,693,032

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.422% (a)(c)	2,560,920	$2,560,920
Total Money Market Funds (Cost: $2,560,920)		$2,560,920
Total Investments
(Cost: $696,160,465) (d)		$653,255,596(e)
Other Assets & Liabilities, Net		124,029
Net Assets		$653,379,625

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Asia Pacific ex-Japan Fund, Class I Shares	20,397,640	12,511	(627,030)	(318,300)	19,464,821	—	—	14,488,460
Columbia Contrarian Core Fund, Class I Shares	38,575,123	—	(1,837,550)	499,973	37,237,546	—	—	37,656,891
Columbia Convertible Securities Fund, Class I Shares	24,360,465	10,018,428	(1,377,705)	192,019	33,193,207	—	117,146	35,963,039
Columbia Disciplined Core Fund, Class I Shares	18,944,802	—	(11,590,402)	3,302,691	10,657,091	—	—	10,266,821
Columbia Dividend Income Fund, Class I Shares	24,928,729	163,949	(1,144,555)	250,124	24,198,247	—	163,949	27,015,552
Columbia Emerging Markets Fund, Class I Shares	20,917,633	4,037	(1,247,648)	(181,839)	19,492,183	—	—	18,138,770
Columbia European Equity Fund, Class I Shares	68,188,539	20,480	(3,004,660)	(583,355)	64,621,004	—	—	56,148,138
Columbia Global Dividend Opportunity Fund, Class I Shares	68,387,239	284,101	(19,746,709)	(5,774,944)	43,149,687	—	284,101	39,637,588
Columbia Global Energy and Natural Resources Fund, Class I Shares	24,044,421	5,550	(2,235,634)	(519,893)	21,294,444	—	—	18,054,708
Columbia Global Equity Value Fund, Class I Shares	22,535,436	72,432	(1,358,697)	(195,037)	21,054,134	—	72,432	19,147,252
Columbia Global Infrastructure Fund, Class I Shares	40,988,894	—	(2,350,729)	(1,974,172)	36,663,993	—	—	25,576,454
Columbia Global Technology Growth Fund, Class I Shares	62,153,306	10,300,144	(3,444,066)	(37,542)	68,971,842	—	—	69,293,477
Columbia International Opportunities Fund, Class I Shares	31,171,157	22,061	(657,382)	(81,244)	30,454,592	—	—	27,093,506
Columbia Large Cap Growth Fund, Class I Shares	35,485,715	18,025	(1,201,492)	386,264	34,688,512	—	—	34,478,858
Columbia Overseas Value Fund, Class I Shares	21,622,943	18,263	(464,035)	(40,294)	21,136,877	—	—	19,320,998
Columbia Select Global Equity Fund, Class I Shares	69,684,199	—	(2,804,434)	(108,393)	66,771,372	—	—	66,111,893
Columbia Select Large Cap Growth Fund, Class I Shares	16,590,184	8,615,350	(813,081)	(130,678)	24,261,775	—	—	23,800,158
Columbia Short-Term Cash Fund	2,603,359	11,533,615	(11,576,054)	—	2,560,920	—	3,428	2,560,920
Columbia Small Cap Growth Fund I, Class I Shares	43,002,088	12,098,683	(2,235,237)	(2,893,565)	49,971,969	—	—	38,809,081
Total	654,581,872	53,187,629	(69,717,100)	(8,208,185)	629,844,216	—	641,056	583,562,564

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $696,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,291,000
Unrealized Depreciation	(55,195,000)
Net Unrealized Depreciation	$(42,904,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	545,038,605	—	—	545,038,605
Fixed-Income Funds	35,963,039	—	—	35,963,039
Common Stocks
Consumer Discretionary	—	11,577,205	—	11,577,205
Consumer Staples	—	4,207,095	—	4,207,095
Financials	—	15,207,895	—	15,207,895
Health Care	—	11,099,321	—	11,099,321
Industrials	—	15,377,866	—	15,377,866
Information Technology	—	4,000,509	—	4,000,509
Materials	—	1,426,581	—	1,426,581
Telecommunication Services	—	6,796,560	—	6,796,560
Total Common Stocks	—	69,693,032	—	69,693,032
Investments measured at net asset value
Money Market Funds	—	—	—	2,560,920
Total Investments	581,001,644	69,693,032	—	653,255,596

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016